Derivative financial instruments - Hedging instruments which are carried on the Barclays Bank Group's balance sheet (Details) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
IBOR Reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	66,046
Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ (313)	£ (1,293)
Nominal amount	117,838	128,773
Barclays Bank Group [member] | IBOR Reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	66,046
Fair value hedges [member] | Interest rate risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ (786)	£ (329)
Nominal amount	55,691	61,331
Fair value hedges [member] | Interest rate risk [member] | Barclays Bank Group [member] | IBOR Reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	33,805
Fair value hedges [member] | Inflation risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ (92)	£ 29
Nominal amount	7,247	3,525
Fair value hedges [member] | Inflation risk [member] | Barclays Bank Group [member] | IBOR Reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	5,345
Cash flow hedges [member] | Interest rate risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 816	£ (248)
Nominal amount	44,421	48,617
Cash flow hedges [member] | Interest rate risk [member] | Barclays Bank Group [member] | IBOR Reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	26,896
Cash flow hedges [member] | Inflation risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 31
Nominal amount	1,258
Cash flow hedges [member] | Inflation risk [member] | Barclays Bank Group [member] | IBOR Reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0
Hedges of net investment [member] | Foreign exchange risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ (282)	£ (745)
Nominal amount	9,221	15,300
Hedges of net investment [member] | Foreign exchange risk [member] | Barclays Bank Group [member] | IBOR Reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0
Derivatives [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ 182	£ 161
Hedging instrument, liabilities	(602)	(65)
Derivatives [member] | Fair value hedges [member] | Interest rate risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	111	125
Hedging instrument, liabilities	(104)	(44)
Derivatives [member] | Fair value hedges [member] | Inflation risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	13	18
Hedging instrument, liabilities	(497)	(4)
Derivatives [member] | Cash flow hedges [member] | Interest rate risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	24	18
Hedging instrument, liabilities	(1)	(7)
Derivatives [member] | Cash flow hedges [member] | Inflation risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	4
Hedging instrument, liabilities	0
Derivatives [member] | Hedges of net investment [member] | Foreign exchange risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	30	0
Hedging instrument, liabilities	0	(10)
Loans and advances [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	(8,076)	(12,332)
Loans and advances [member] | Fair value hedges [member] | Interest rate risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loans and advances [member] | Fair value hedges [member] | Inflation risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loans and advances [member] | Cash flow hedges [member] | Interest rate risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loans and advances [member] | Cash flow hedges [member] | Inflation risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0
Loans and advances [member] | Hedges of net investment [member] | Foreign exchange risk [member] | Barclays Bank Group [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (8,076)	£ (12,332)